UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Par
Industry                            Corporate Bonds                                                          (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.8%          Alliant Techsystems, Inc., 2.75%, 9/15/11 (a)(b)                USD        1,947   $  2,372,906
                                    DRS Technologies, Inc., 6.875%, 11/01/13                                   1,425      1,442,812
                                    Esterline Technologies Corp., 7.75%, 6/15/13                                 975        975,000
                                    Hawker Beechcraft Acquisitions Co. LLC, 8.875%, 4/01/15 (c)                  415        412,925
                                    L-3 Communications Holdings, Inc., 3%, 8/01/35 (a)                         1,380      1,626,675
                                    TransDigm, Inc., 7.75%, 7/15/14                                              470        457,075
                                                                                                                       ------------
                                                                                                                          7,287,393
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                     Continental Airlines, Inc. Series 1997-4-B, 6.90%, 7/02/18                   873        735,782
                                    Continental Airlines, Inc. Series 1998-1-C, 6.541%, 9/15/09                   20         19,305
                                    Continental Airlines, Inc. Series 2001-1-C, 7.033%, 12/15/12                 340        272,293
                                                                                                                       ------------
                                                                                                                          1,027,380
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.8%              Allison Transmission, Inc., 11%, 11/01/15 (b)                                625        575,000
                                    Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)                        1,780      1,566,400
                                    The Goodyear Tire & Rubber Co., 7.857%, 8/15/11                              875        879,375
                                    The Goodyear Tire & Rubber Co., 8.625%, 12/01/11                           1,122      1,155,660
                                    Lear Corp., 8.75%, 12/01/16                                                  875        658,437
                                                                                                                       ------------
                                                                                                                          4,834,872
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                  Ford Capital BV, 9.50%, 6/01/10                                              785        653,512
                                    Ford Motor Co., 8.90%, 1/15/32                                               700        371,000
                                                                                                                       ------------
                                                                                                                          1,024,512
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.1%            Momentive Performance Materials, Inc., 11.50%, 12/01/16                    1,970      1,536,600
                                    Ply Gem Industries, Inc., 11.75%, 6/15/13 (b)                              1,410      1,283,100
                                                                                                                       ------------
                                                                                                                          2,819,700
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.2%              E*Trade Financial Corp., 12.50%, 11/30/17 (b)                              1,520      1,626,400
                                    Marsico Parent Co., LLC, 10.625%, 1/15/16 (b)                              1,073        901,320
                                    Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(c)                           396        328,218
                                    Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(c)                      266        220,991
                                                                                                                       ------------
                                                                                                                          3,076,929
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                    American Pacific Corp., 9%, 2/01/15                                          880        853,600
                                    Hexion U.S. Finance Corp., 7.304%, 11/15/14 (d)                              625        476,562
                                    Hexion U.S. Finance Corp., 9.75%, 11/15/14                                   525        437,062
                                    Innophos, Inc., 8.875%, 8/15/14                                              825        845,625
                                    Key Plastics LLC, 11.75%, 3/15/13 (b)                                        455        159,250
                                    MacDermid, Inc., 9.50%, 4/15/17 (b)                                        1,700      1,555,500
                                    Nalco Finance Holdings, Inc., 10.078%, 2/01/14 (e)                           724        651,600
                                    Terra Capital, Inc. Series B, 7%, 2/01/17                                    280        272,300
                                                                                                                       ------------
                                                                                                                          5,251,499
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &               Aramark Corp., 8.50%, 2/01/15                                                245        246,837
Supplies - 4.2%                     Corrections Corp. of America, 7.50%, 5/01/11                               3,000      3,022,500
                                    DI Finance Series B, 9.50%, 2/15/13                                          283        280,877
                                    Sally Holdings LLC, 9.25%, 11/15/14                                          210        212,363
                                    Sally Holdings LLC, 10.50%, 11/15/16                                         769        772,845
                                    US Investigations Services, Inc., 10.50%, 11/01/15 (b)                       700        623,000
                                    Waste Services, Inc., 9.50%, 4/15/14                                       3,000      3,030,000
                                    West Corp., 9.50%, 10/15/14                                                  750        639,375

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Par
Industry                            Corporate Bonds                                                          (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    West Corp., 11%, 10/15/16                                       USD        2,850   $  2,230,125
                                                                                                                       ------------
                                                                                                                         11,057,922
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.5%     Nortel Networks Ltd., 7.041%, 7/15/11 (d)                                  1,545      1,432,988
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.6%   Dycom Industries, Inc., 8.125%, 10/15/15                                   1,750      1,636,250
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 1.5%       Nortek Holdings, Inc., 10%, 12/01/13 (b)                                   3,490      3,263,150
                                    Texas Industries, Inc., 7.25%, 7/15/13                                       785        733,975
                                                                                                                       ------------
                                                                                                                          3,997,125
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 4.0%       Berry Plastics Holding Corp., 6.694%, 9/15/14 (d)                          1,765      1,323,750
                                    Graphic Packaging International Corp., 8.50%, 8/15/11                      1,240      1,221,400
                                    Graphic Packaging International Corp., 9.50%, 8/15/13                        640        601,600
                                    Impress Holdings BV, 5.916%, 9/15/13 (b)(d)                                  420        378,000
                                    Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13                       1,000      1,030,000
                                    Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)                         1,355        914,625
                                    Pregis Corp., 12.375%, 10/15/13                                            1,200      1,146,000
                                    Rock-Tenn Co., 8.20%, 8/15/11                                              2,000      2,050,000
                                    Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17                     2,375      1,900,000
                                                                                                                       ------------
                                                                                                                         10,565,375
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                Service Corp. International, 7%, 6/15/17                                   3,000      2,797,500
Services - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16 (b)                       520        522,600
Services - 3.0%                     FCE Bank Plc, 7.125%, 1/16/12                                   EUR        2,500      3,059,013
                                    Ford Motor Credit Co. LLC, 5.538%, 1/13/12 (d)                  USD          435        321,163
                                    Ford Motor Credit Co. LLC, 7.80%, 6/01/12                                    200        148,533
                                    GMAC LLC, 7.25%, 3/02/11                                                     600        400,339
                                    GMAC LLC, 5.011%, 12/01/14 (d)                                             1,420        745,709
                                    GMAC LLC, 6.75%, 12/01/14                                                  1,340        727,574
                                    GMAC LLC, 8%, 11/01/31                                                     1,485        800,933
                                    Leucadia National Corp., 8.125%, 9/15/15                                   1,325      1,333,281
                                                                                                                       ------------
                                                                                                                          8,059,145
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                         Broadview Networks Holdings, Inc., 11.375%, 9/01/12                          950        817,000
Telecommunication Services - 3.3%   Cincinnati Bell, Inc., 7.25%, 7/15/13                                        260        249,925
                                    Qwest Communications International, Inc., 7.50%, 2/15/14                   3,170      2,884,700
                                    Qwest Corp., 6.069%, 6/15/13 (d)                                           1,550      1,433,750
                                    Qwest Corp., 7.625%, 6/15/15                                                 525        486,938
                                    Windstream Corp., 8.125%, 8/01/13                                          3,000      2,970,000
                                                                                                                       ------------
                                                                                                                          8,842,313
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%           Edison Mission Energy, 7.50%, 6/15/13                                      1,875      1,879,687
                                    NSG Holdings LLC, 7.75%, 12/15/25 (b)                                      1,030        988,800
                                    Tenaska Alabama Partners LP, 7%, 6/30/21 (b)                               1,948      1,832,406
                                                                                                                       ------------
                                                                                                                          4,700,893
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%         Coleman Cable, Inc., 9.875%, 10/01/12                                      1,025        953,250
                                    UCAR Finance, Inc., 10.25%, 2/15/12                                          110        113,300
                                                                                                                       ------------
                                                                                                                          1,066,550
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Par
Industry                            Corporate Bonds                                                          (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &              NXP BV, 5.541%, 10/15/13 (d)                                    USD        1,315   $  1,022,413
Instruments - 0.9%                  Sanmina-SCI Corp., 8.125%, 3/01/16                                         1,565      1,412,413
                                                                                                                       ------------
                                                                                                                          2,434,826
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                  Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15                    215        213,925
Services - 0.5%                     Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17                    320        318,400
                                    North American Energy Partners, Inc., 8.75%, 12/01/11                        720        716,400
                                                                                                                       ------------
                                                                                                                          1,248,725
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing -          AmeriQual Group LLC, 9%, 4/01/12 (b)                                         800        520,000
0.5%                                Rite Aid Corp., 7.50%, 3/01/17                                             1,155        958,650
                                                                                                                       ------------
                                                                                                                          1,478,650
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%                Del Monte Corp., 8.625%, 12/15/12                                          1,694      1,710,940
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%                El Paso Performance-Linked Trust, 7.75%, 7/15/11 (b)                       1,320      1,334,517
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &             Biomet, Inc., 10.375%, 10/15/17 (c)                                          270        284,850
Supplies - 2.8%                     Biomet, Inc., 11.625%, 10/15/17                                              270        283,837
                                    Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (c)                          930        776,550
                                    DJO Finance LLC, 10.875%, 11/15/14                                         5,300      5,313,250
                                    Hologic, Inc., 2%, 12/15/37 (a)(e)                                           870        710,138
                                                                                                                       ------------
                                                                                                                          7,368,625
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             Community Health Systems, Inc. Series WI, 8.875%, 7/15/15                    585        590,850
Services - 3.1%                     Omnicare, Inc., 6.75%, 12/15/13                                              725        679,688
                                    Tenet Healthcare Corp., 6.375%, 12/01/11                                     275        265,375
                                    Tenet Healthcare Corp., 6.50%, 6/01/12                                     4,215      4,078,013
                                    United Surgical Partners International, Inc., 8.875%, 5/01/17                756        650,160
                                    Vanguard Health Holding Co. II, LLC, 9%, 10/01/14                          2,000      1,965,000
                                                                                                                       ------------
                                                                                                                          8,229,086
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &               American Real Estate Partners LP, 7.125%, 2/15/13                          2,800      2,446,500
Leisure - 6.7%                      Caesars Entertainment, Inc., 7.875%, 3/15/10                               1,350      1,150,875
                                    Galaxy Entertainment Finance Co. Ltd., 8.133%,
                                    12/15/10 (b)(d)                                                              300        288,000
                                    Galaxy Entertainment Finance Co. Ltd., 9.875%, 12/15/12 (b)                  550        517,000
                                    Gaylord Entertainment Co., 8%, 11/15/13                                      400        367,000
                                    Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)                            2,000      1,885,000
                                    Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(f)                             559        422,045
                                    Harrah's Operating Co., Inc., 10.75%, 2/01/18 (b)(c)                       3,250      1,919,620
                                    Inn of the Mountain Gods Resort & Casino, 12%, 11/15/10                    1,550      1,104,375
                                    Landry's Restaurants, Inc., 9.50%, 12/15/14                                  245        242,550
                                    Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (b)            1,290      1,073,925
                                    Penn National Gaming, Inc., 6.875%, 12/01/11                               2,025      1,923,750
                                    San Pasqual Casino, 8%, 9/15/13 (b)                                          975        887,250
                                    Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (b)                 360        292,500
                                    Station Casinos, Inc., 7.75%, 8/15/16                                      1,625      1,096,875
                                    Travelport LLC, 7.436%, 9/01/14 (d)                                          370        291,375
                                    Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (f)                  305         97,600
                                    Virgin River Casino Corp., 9%, 1/15/12                                       940        660,350
                                    Wynn Las Vegas LLC, 6.625%, 12/01/14                                       1,200      1,093,500
                                                                                                                       ------------
                                                                                                                         17,760,090
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Par
Industry                            Corporate Bonds                                                          (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.7%           American Greetings Corp., 7.375%, 6/01/16                       USD        1,020   $    969,000
                                    Jarden Corp., 7.50%, 5/01/17                                               1,015        903,350
                                    The Yankee Candle Co., Inc., 9.75%, 2/15/17                                  205        130,175
                                                                                                                       ------------
                                                                                                                          2,002,525
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.3%                  First Data Corp., 9.875%, 9/24/15 (b)                                      1,330      1,147,125
                                    SunGard Data Systems, Inc., 9.125%, 8/15/13                                2,380      2,415,700
                                                                                                                       ------------
                                                                                                                          3,562,825
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &       The AES Corp., 8.75%, 5/15/13 (b)                                          1,070      1,107,450
Energy Traders - 3.5%               Energy Future Holding Corp., 11.25%, 11/01/17 (b)(c)                       3,550      3,496,750
                                    NRG Energy, Inc., 7.25%, 2/01/14                                           1,625      1,602,656
                                    NRG Energy, Inc., 7.375%, 2/01/16                                          1,475      1,456,563
                                    Texas Competitive Electric Holdings Co. LLC, 10.50%,
                                    11/01/16 (b)(c)                                                              960        916,800
                                    Texas Competitive Electric Holdings Co. LLC Series B,
                                    10.25%, 11/01/15 (b)                                                         830        827,925
                                                                                                                       ------------
                                                                                                                          9,408,144
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates -          Sequa Corp., 11.75%, 12/01/15 (b)                                          2,540      2,235,200
1.9%                                Sequa Corp., 13.50%, 12/01/15 (b)(c)                                       3,349      2,728,495
                                                                                                                       ------------
                                                                                                                          4,963,695
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                    Alliant Holdings I, Inc., 11%, 5/01/15 (b)                                 1,700      1,513,000
                                    USI Holdings Corp., 6.679%, 11/15/14 (b)(d)                                  680        542,300
                                                                                                                       ------------
                                                                                                                          2,055,300
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &               Invitrogen Corp., 2%, 8/01/23 (a)                                            725        950,656
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                    AGY Holding Corp., 11%, 11/15/14                                           1,280      1,190,400
                                    Accuride Corp., 8.50%, 2/01/15                                               555        357,975
                                    RBS Global, Inc., 8.875%, 9/01/16                                            560        522,200
                                    Terex Corp., 8%, 11/15/17                                                    735        725,813
                                                                                                                       ------------
                                                                                                                          2,796,388
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 1.2%                       Horizon Lines, Inc., 4.25%, 8/15/12 (a)                                      360        295,650
                                    Navios Maritime Holdings, Inc., 9.50%, 12/15/14                              477        455,535
                                    Teekay Shipping Corp., 8.875%, 7/15/11                                     2,325      2,415,094
                                                                                                                       ------------
                                                                                                                          3,166,279
-----------------------------------------------------------------------------------------------------------------------------------
Media - 13.5%                       Affinion Group, Inc., 10.125%, 10/15/13                                    1,340      1,319,900
                                    Allbritton Communications Co., 7.75%, 12/15/12                             1,850      1,655,750
                                    Barrington Broadcasting Group LLC, 10.50%, 8/15/14                         1,125        950,625
                                    CMP Susquehanna Corp., 9.875%, 5/15/14                                     2,000      1,250,000
                                    CSC Holdings, Inc. Series B, 7.625%, 4/01/11                               2,275      2,286,375
                                    Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (d)                      520        522,600
                                    Cablevision Systems Corp. Series B, 8%, 4/15/12                              475        470,250
                                    Cadmus Communications Corp., 8.375%, 6/15/14                               1,600      1,240,000
                                    Charter Communications Holdings I, LLC, 11%, 10/01/15                      1,280        976,924
                                    Charter Communications Holdings II, LLC, 10.25%, 9/15/10                   3,875      3,720,000
                                    Dex Media West LLC, 9.875%, 8/15/13                                        1,307      1,006,390
                                    DirecTV Holdings LLC, 7.625%, 5/15/16 (b)                                  1,435      1,431,412

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Par
Industry                            Corporate Bonds                                                          (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    EchoStar DBS Corp., 7%, 10/01/13                                USD           90   $     85,500
                                    EchoStar DBS Corp., 7.125%, 2/01/16                                        1,225      1,127,000
                                    Harland Clarke Holdings Corp., 7.554%, 5/15/15 (d)                           350        246,750
                                    Harland Clarke Holdings Corp., 9.50%, 5/15/15                                420        329,700
                                    Liberty Media Corp., 0.75%, 3/30/23 (a)                                    1,113      1,192,301
                                    Mediacom LLC, 9.50%, 1/15/13                                               2,425      2,346,188
                                    Network Communications, Inc., 10.75%, 12/01/13                                30         21,563
                                    Nielsen Finance LLC, 10%, 8/01/14                                          3,810      3,857,625
                                    ProtoStar I Ltd., 12.50%, 10/15/12 (a)(b)(d)                                 823        798,314
                                    R.H. Donnelley Corp., 11.75%, 5/15/15 (b)                                  1,670      1,227,450
                                    Rainbow National Services LLC, 10.375%, 9/01/14 (b)                        1,232      1,310,540
                                    Salem Communications Corp., 7.75%, 12/15/10                                2,475      2,079,000
                                    TL Acquisitions, Inc., 10.50%, 1/15/15 (b)                                 3,970      3,394,350
                                    Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)                                   425        389,938
                                    Windstream Regatta Holdings, Inc., 11%, 12/01/17 (b)                         748        433,840
                                                                                                                       ------------
                                                                                                                         35,670,285
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.2%              Aleris International, Inc., 9%, 12/15/14 (c)                               1,035        807,300
                                    Aleris International, Inc., 10%, 12/15/16                                    800        558,000
                                    FMG Finance Property Ltd., 10%, 9/01/13 (b)                                  535        572,450
                                    FMG Finance Property Ltd., 10.625%, 9/01/16 (b)                            1,295      1,450,400
                                    Foundation PA Coal Co., 7.25%, 8/01/14                                     1,975      1,979,937
                                    Freeport-McMoRan Copper & Gold, Inc., 5.883%, 4/01/15 (d)                  1,895      1,900,003
                                    Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17                      2,690      2,851,400
                                    Novelis, Inc., 7.25%, 2/15/15                                              1,975      1,831,813
                                    Ryerson, Inc., 10.176%, 11/01/14 (b)(d)                                      400        382,000
                                    Ryerson, Inc., 12%, 11/01/15 (b)                                             330        323,400
                                    Steel Dynamics, Inc., 7.375%, 11/01/12                                       520        514,800
                                    Vedanta Resources Plc, 9.50%, 7/18/18 (b)                                    640        639,102
                                                                                                                       ------------
                                                                                                                         13,810,605
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%             Neiman Marcus Group, Inc., 9%, 10/15/15 (c)                                1,475      1,434,438
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -       Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)                            1,275      1,281,375
8.4%                                Berry Petroleum Co., 8.25%, 11/01/16                                         510        487,050
                                    Chaparral Energy, Inc., 8.50%, 12/01/15                                      635        552,450
                                    Chesapeake Energy Corp., 7.25%, 12/15/18                                   2,500      2,437,500
                                    Chesapeake Energy Corp., 2.25%, 12/15/38 (a)                                 800        750,000
                                    Compton Petroleum Finance Corp., 7.625%, 12/01/13                          1,610      1,511,387
                                    Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)                           1,325      1,368,062
                                    Copano Energy LLC, 8.125%, 3/01/16                                           695        674,150
                                    Corral Finans AB, 7.713%, 4/15/10 (b)(c)                                   2,082      1,926,545
                                    EXCO Resources, Inc., 7.25%, 1/15/11                                       2,800      2,772,000
                                    Encore Acquisition Co., 6.25%, 4/15/14                                     2,000      1,790,000
                                    Forest Oil Corp., 7.25%, 6/15/19                                           1,220      1,122,400
                                    Forest Oil Corp., 7.25%, 6/15/19 (b)                                       1,055        970,600
                                    OPTI Canada, Inc., 8.25%, 12/15/14                                         1,725      1,722,844
                                    PetroHawk Energy Corp., 7.875%, 6/01/15 (b)                                  650        606,125
                                    Sabine Pass LNG LP, 7.50%, 11/30/16                                          390        341,250

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Par
Industry                            Corporate Bonds                                                          (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    SandRidge Energy, Inc., 8.625%, 4/01/15 (b)(c)                  USD        1,000   $    967,500
                                    SandRidge Energy, Inc., 8%, 6/01/18 (b)                                      990        928,125
                                                                                                                       ------------
                                                                                                                         22,209,363
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 4.9%      Abitibi-Consolidated, Inc., 6.319%, 6/15/11 (d)                            1,380        631,350
                                    Abitibi-Consolidated, Inc., 8.85%, 8/01/30                                   195         72,150
                                    Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)                                1,032        827,787
                                    Bowater, Inc., 5.819%, 3/15/10 (d)                                         2,825      2,316,500
                                    Domtar Corp., 7.125%, 8/15/15                                              2,750      2,653,750
                                    NewPage Corp., 10%, 5/01/12                                                2,710      2,628,700
                                    NewPage Corp., 12%, 5/01/13                                                1,180      1,103,300
                                    Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11                            885        724,594
                                    Verso Paper Holdings LLC Series B, 6.551%, 8/01/14 (d)                       280        249,200
                                    Verso Paper Holdings LLC Series B, 9.125%, 8/01/14                         1,820      1,710,800
                                                                                                                       ------------
                                                                                                                         12,918,131
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%            Chattem, Inc., 7%, 3/01/14                                                 1,400      1,365,000
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%              Angiotech Pharmaceuticals, Inc., 6.56%, 12/01/13 (d)                       1,390      1,230,150
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts       FelCor Lodging LP, 8.50%, 6/01/11                                          1,175      1,133,875
(REITs) - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &            Forest City Enterprises, Inc., 7.625%, 6/01/15                             3,025      2,722,500
Development - 1.9%                  Realogy Corp., 10.50%, 4/15/14                                             1,280        755,200
                                    Realogy Corp., 11%, 4/15/14 (c)                                            1,615        759,050
                                    Realogy Corp., 12.375%, 4/15/15                                            1,610        740,600
                                                                                                                       ------------
                                                                                                                          4,977,350
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor      Amkor Technology, Inc., 7.75%, 5/15/13                                       280        262,500
Equipment - 1.1%                    Amkor Technology, Inc., 9.25%, 6/01/16                                       810        781,650
                                    Freescale Semiconductor, Inc., 8.875%, 12/15/14                              370        299,700
                                    Freescale Semiconductor, Inc., 9.125%, 12/15/14 (c)                          835        651,300
                                    Spansion, Inc., 5.935%, 6/01/13 (b)(d)                                     1,215        844,425
                                                                                                                       ------------
                                                                                                                          2,839,575
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                     BMS Holdings, Inc., 10.595%, 2/15/12 (b)(c)(d)                               396        237,411
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.3%             Asbury Automotive Group, Inc., 7.625%, 3/15/17                               350        250,250
                                    AutoNation, Inc., 4.791%, 4/15/13 (d)                                      2,875      2,371,875
                                    AutoNation, Inc., 7%, 4/15/14                                                775        670,375
                                    Buffets, Inc., 12.50%, 11/01/14 (f)                                          575          5,750
                                    General Nutrition Centers, Inc., 7.584%, 3/15/14 (c)(d)                    1,760      1,472,321
                                    General Nutrition Centers, Inc., 10.75%, 3/15/15                           1,420      1,231,850
                                    Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(e)                            1,055        629,044
                                    Michaels Stores, Inc., 10%, 11/01/14                                       1,010        757,500
                                    Michaels Stores, Inc., 11.375%, 11/01/16                                     805        515,200
                                    United Auto Group, Inc., 7.75%, 12/15/16                                   1,110        900,488
                                                                                                                       ------------
                                                                                                                          8,804,653
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury          Levi Strauss & Co., 8.875%, 4/01/16                                        2,000      1,720,000
Goods - 1.2%                        Quiksilver, Inc., 6.875%, 4/15/15                                          1,750      1,404,375
                                                                                                                       ------------
                                                                                                                          3,124,375
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          Centennial Cellular Operating Co. LLC, 10.125%, 6/15/13                    1,650      1,720,125
Services - 6.4%                     Centennial Communications Corp., 8.541%, 1/01/13 (d)                       1,370      1,363,150

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Par
Industry                            Corporate Bonds                                                          (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Cricket Communications, Inc., 10.875%, 11/01/14 (e)             USD        1,285   $  1,273,756
                                    Cricket Communications, Inc., 10%, 7/15/15 (b)                                80         80,400
                                    Digicel Group Ltd., 8.875%, 1/15/15 (b)                                    1,160      1,089,008
                                    Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)                                 1,983      1,792,136
                                    FiberTower Corp., 9%, 11/15/12 (a)                                           600        396,000
                                    iPCS, Inc., 4.926%, 5/01/13 (d)                                              620        550,250
                                    MetroPCS Wireless, Inc., 9.25%, 11/01/14                                   3,040      3,013,400
                                    Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)                     2,400      2,310,000
                                    Orascom Telecom Finance SCA, 7.875%, 2/08/14 (b)                             275        251,955
                                    Rural Cellular Corp., 8.25%, 3/15/12                                         910        947,538
                                    Sprint Capital Corp., 7.625%, 1/30/11                                      2,270      2,270,000
                                                                                                                       ------------
                                                                                                                         17,057,718
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Corporate Bonds - 104.5%                                                      276,762,546
-----------------------------------------------------------------------------------------------------------------------------------

                                    Floating Rate Loan Interests
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.7%              Allison Transmission Term Loan, 5.22% - 5.56%, 8/07/14                       245        219,469
                                    Dana Corp. Term Advance, 6.75%, 1/31/15                                    1,846      1,697,234
                                                                                                                       ------------
                                                                                                                          1,916,703
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                  Ford Motor Term Loan, 5.47%, 12/16/13                                        999        774,055
                                    General Motors Corp. Secured Term Loan B, 5.163%, 11/29/13                   823        607,540
                                                                                                                       ------------
                                                                                                                          1,381,595
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 2.2%            Building Material Corp. of America Term Loan Advance,
                                    5.438% - 5.563%, 2/24/14                                                     499        427,886
                                    CPG International, I Inc. Term Loan B, 7.85%, 2/28/11                      3,300      3,234,000
                                    Masonite International Canadian Term Loan, 4.63% - 5.046%,
                                    4/05/13                                                                    1,324      1,127,639
                                    Masonite International U.S. Term Loan, 4.63% - 5.046%, 4/05/13             1,308      1,114,309
                                                                                                                       ------------
                                                                                                                          5,903,834
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%              Marsico Parent Co., LLC Term Loan, 5.50% - 7%, 12/15/14                      497        425,362
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                    PQ Corp. First Lien Term Loan, 5.92%, 7/30/14                                750        701,719
                                    PQ Corp. Second Lien Term Loan, 9.30%, 7/30/15                             3,500      3,027,500
                                    Wellman, Inc. Second Lien Term Loan, 9.989%, 2/10/10 (f)(g)(h)             2,830        566,000
                                                                                                                       ------------
                                                                                                                          4,295,219
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%       Berry Plastics Corp. Loan, 9.791%, 6/05/14 (c)                               946        520,305
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       Wind Telecomunicazione SpA Euro Facility Second Lien,
Services - 0.8%                     6.25% - 10.92%, 11/26/14                                                   1,500      2,200,076
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             Community Health Systems, Inc. Term Loan, 5.06%, 7/25/14                   1,728      1,633,013
Services - 1.2%                     Rotech Healthcare, Inc. Term Loan, 9.135%, 9/26/11 (c)                     1,662      1,395,821
                                                                                                                       ------------
                                                                                                                          3,028,834
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &               Travelport, Inc. Term Loan, 9.793%, 3/27/12 (c)                            2,797      1,719,941
Leisure - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%           Spectrum Brands, Inc. Dollar Term B Loan, 6.669% - 6.804%,
                                    3/30/13                                                                      494        424,849
                                    Spectrum Brands, Inc. Letter of Credit, 2.314%, 3/30/13                       25         21,453
                                                                                                                       ------------
                                                                                                                            446,302
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                              Par
Industry                            Floating Rate Loan Interests                                             (000)         Value
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &       Calpine Corp. First Priority Term Loan, 5.685%, 3/31/14         USD          750   $    696,563
Energy Traders - 1.7%               TXU Corp. Initial Tranche Term Loan B-1, 5.963% - 6.303%,
                                    10/10/14                                                                     219        204,243
                                    TXU Corp. Initial Tranche Term Loan B-2, 5.963% - 6.303%,
                                    10/10/14                                                                     496        462,477
                                    TXU Corp. Initial Tranche Term Loan B-3, 5.963% - 6.303%,
                                    10/10/14                                                                   3,474      3,230,588
                                                                                                                       ------------
                                                                                                                          4,593,871
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.8%                    Navistar International Transportation Corp. Revolving Credit,
                                    5.686%, 6/30/12                                                              535        492,869
                                    Navistar International Transportation Corp. Term Loan,
                                    6.292%, 6/30/12                                                            1,470      1,354,238
                                    Rexnord Corp. Loan, 9.676%, 3/01/13 (c)                                      407        325,222
                                                                                                                       ------------
                                                                                                                          2,172,329
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.9%                        Affinion Group, Inc. Loan, 9.368%, 3/01/12                                   400        335,500
                                    Catalina Marketing Group Senior Unsecured Interim
                                    Loan, 7.533%, 10/01/15                                                     2,700      2,355,750
                                    Education Media and Publishing Mezzanine, 11.964%, 11/14/14                6,207      4,965,565
                                    Education Media and Publishing Tranche A Term Loan,
                                    6.464%, 6/12/14                                                            2,636      2,366,136
                                    New Vision Television Second Lien, 9.19%, 10/26/14                         1,500      1,080,000
                                    Thomson Learning, Inc. Term Loan B-2, 7.50%, 7/05/14                       1,750      1,732,500
                                                                                                                       ------------
                                                                                                                         12,835,451
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               Abbot Group Plc Dollar Facility, 14.50%, 3/15/18 (g)                       2,208      2,163,343
Fuels - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -           NewPage Corp. Term Loan, 6.563%, 3/15/18                                     498        484,689
0.6%                                Verso Paper Holdings LLC Loan, 9.033%, 2/01/13                             1,169      1,096,200
                                                                                                                       ------------
                                                                                                                          1,580,889
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Floating Rate Loan Interests - 17.1%                                           45,184,054
-----------------------------------------------------------------------------------------------------------------------------------

                                    Common Stocks                                                            Shares
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%              E*Trade Financial Corp. (h)                                               73,574        235,437
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.6%     Loral Space & Communications Ltd. (h)                                     82,907      1,523,002
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%         Medis Technologies Ltd. (h)                                               70,784        221,554
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%              CenterPoint Energy, Inc.                                                  41,757        663,101
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable               EXCO Resources, Inc. (h)                                                  77,369      2,048,731
Fuels - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%      Ainsworth Lumber Co. Ltd. (b)(h)                                         140,415        404,082
                                    Ainsworth Lumber Co. Ltd. (h)                                            125,117        359,396
                                    Western Forest Products, Inc. (h)                                        158,023        127,990
                                    Western Forest Products, Inc. Restricted Shares (h)                       45,762         37,065
                                                                                                                       ------------
                                                                                                                            928,533
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor      Cypress Semiconductor Corp. (h)                                           31,642      1,025,834
Equipment - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------

Industry                            Common Stocks                                                            Shares        Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication          American Tower Corp. Class A (h)                                          11,625   $    480,461
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Common Stocks - 2.7%                                                            7,126,653
-----------------------------------------------------------------------------------------------------------------------------------

                                    Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Par
                                    Capital Trusts                                                          (000)
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               Citigroup, Inc., 8.40%, 4/29/49 (d)(i)                          USD        2,470      2,097,079
Services - 1.1%                     JPMorgan Chase & Co., 7.90%, 4/29/49 (d)(i)                                  760        690,460
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Capital Trusts - 1.1%                                                           2,787,539
-----------------------------------------------------------------------------------------------------------------------------------

                                    Preferred Stocks                                                         Shares
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%              Marsico Parent Superholdco, LLC, 16.75% (b)                                   72         61,560
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                    American International Group, Inc., 8.50% (a)                             10,000        498,500
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Preferred Stocks - 0.2%                                                           560,060
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Preferred Securities - 1.3%                                                     3,347,599
-----------------------------------------------------------------------------------------------------------------------------------

                                    Warrants (j)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &             HealthSouth Corp. (expires 1/16/14)                                       32,042          8,011
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -           MDP Acquisitions Plc (expires 10/01/13)                                      700         20,062
0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Warrants - 0.0%                                                                    28,073
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Beneficial
                                                                                                           Interest
                                    Other Interests (k)                                                      (000)
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                        Adelphia Escrow (g)                                             USD          750             75
                                    Adelphia Recovery Trust (g)                                                  941          3,762
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Other Interests - 0.0%                                                              3,837
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Long-Term Investments
                                    (Cost - $370,471,706) - 125.6%                                                      332,452,762
-----------------------------------------------------------------------------------------------------------------------------------

                                    Options Purchased                                                      Contracts
-----------------------------------------------------------------------------------------------------------------------------------
Call Options                        Marsico Parent Superholdco LLC, expiring December 2009
                                    at $942.86                                                                    19         32,110
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Options Purchased
                                    (Cost - $18,578) - 0.0%                                                                  32,110
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Beneficial
                                                                                                           Interest
                                    Short-Term Securities                                                    (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                    BlackRock Liquidity Series, LLC
                                    Cash Sweep Series, 2.41% (l)(m)                                 USD        1,921      1,920,548
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities
                                    (Cost - $1,920,548) - 0.7%                                                            1,920,548
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $372,410,832*) - 126.3%                                   334,405,420

                                    Liabilities in Excess of Other Assets - (26.3)%                                     (69,625,285)
                                                                                                                       ------------
                                    Net Assets - 100.0%                                                                $264,780,135
                                                                                                                       ============

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008 as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 372,965,901
                                                                  =============
      Gross unrealized appreciation                               $   4,014,532
      Gross unrealized depreciation                                 (42,575,013)
                                                                  -------------
      Net unrealized depreciation                                 $ (38,560,481)
                                                                  =============
(a)   Convertible security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)   Variable rate security. Rate shown is as of report date.
(e) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(f)   Issuer filed for bankruptcy or is in default of interest payments.
(g)   Security is fair valued.
(h)   Non-income producing security.
(i)   Security is a perpetual in nature and has no stated maturity date.
(j) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(k) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(l)   Represents the current yield as of report date.
(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      -----------------------------------------------------------------------
                                                Net Activity
      Affiliate                                    (000)              Income
      -----------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                   USD     1,921            $ 11,906
      -----------------------------------------------------------------------
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
o     Foreign currency exchange contracts as of August 31, 2008 were as follows:
      -------------------------------------------------------------------------
                                                                    Unrealized
          Currency           Currency           Settlement         Appreciation
          Purchased            Sold                Date           (Depreciation)
      -------------------------------------------------------------------------
      USD    467,357      CAD    500,000         10/23/08           $    (3,215)
      USD  2,306,898      EUR  1,474,000         10/23/08               150,876
      USD  3,116,516      EUR  2,128,000         10/23/08                 3,886
      -------------------------------------------------------------------------
      Total                                                         $   151,547
                                                                    ===========

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o     Swaps outstanding as of August 31, 2008 were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                  Notional             Unrealized
                                                                                   Amount             Appreciation
                                                                                   (000)             (Depreciation)
      -------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Co. and receive 3.80%

      Broker, JPMorgan Chase
      Expires March 2010
                                                                               USD     3,000            $  (616,764)

      Sold credit default protection on Ford Motor Co. and receive 3.80%

      Broker, UBS Warburg
      Expires March 2010
                                                                               USD     1,000               (205,588)

      Sold credit default protection on Ford Motor
      Co. and receive 5%

      Broker, Goldman Sachs & Co.
      Expires June 2010
                                                                               USD     4,000               (887,224)

      Sold credit default protection on Ford Motor
      Co. and receive 7.70%

      Broker, Lehman Brothers Special Financing
      Expires September 2013
                                                                               USD     1,200                    364
      -------------------------------------------------------------------------------------------------------------
      Total                                                                                             $(1,709,212)
                                                                                                        ===========

o     Currency Abbreviations:
      CAD     Canadian Dollar
      EUR     Euro
      USD     U.S. Dollar

BlackRock Corporate High Yield Fund III, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:
      -------------------------------------------------------------------------
           Valuation                         Investments in     Other Financial
             Inputs                            Securities         Instruments*
      -------------------------------------------------------------------------
      Level 1                                  $  7,221,070        $    183,657
      Level 2                                   324,419,060          (1,709,212)
      Level 3                                     2,733,180                  --
      -------------------------------------------------------------------------
      Total                                    $334,373,310        $ (1,525,555)
                                               ================================
      * Other financial instruments are forward foreign currency exchange contracts, swaps and options.

      The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
      -------------------------------------------------------------------------
                                                                 Investments in
                                                                   Securities
      -------------------------------------------------------------------------
      Balance, as of June 1, 2008                                   $     3,837
      Accrued discounts/premiums                                             --
      Realized gain (loss)                                                   --
      Change in unrealized appreciation (depreciation)               (2,239,191)
      Net purchases (sales)                                           2,163,343
      Net transfers in                                                2,805,191
      -------------------------------------------------------------------------
      Balance, as of August 31, 2008                                $ 2,733,180
                                                                    ===========

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund III, Inc.

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund III, Inc.

Date: October 20, 2008


By: /s/ Neal J. Andrews
    -----------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund III, Inc.

Date: October 20, 2008